December 16, 2011

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Private Advisors Alternative Strategies Fund (“Fund”)
SEC File No. 811-22647

Dear Sir or Madam:

On behalf of the Fund, a newly organized closed-end management investment company, enclosed herewith for filing with the Securities and Exchange Commission (“SEC”) is the Fund’s initial Registration Statement on Form N-2 (“Registration Statement”).  The purpose of this filing is to register the Fund under the Investment Company Act of 1940, as amended, and its shares under the Securities Act of 1933, as amended.  The Fund is filing a Notification of Registration on Form N-8A concurrently with the Registration Statement.

Please note that the Fund intends to file one or more pre-effective amendments to its Registration Statement in order to add any additional disclosure or exhibits that may be necessary or required in order to complete the Registration Statement and to respond to comments from the SEC staff regarding the Registration Statement.

Please direct any comments or questions concerning the filing to Kevin M. Bopp at 973-394-4436.

Very truly yours,

/s/ Kevin M. Bopp

Kevin M. Bopp
Assistant Secretary